STOCK OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
STOCK OPTIONS

NOTE 3 – STOCK OPTIONS

In May 2022 the Company appointed Prof. Itamar Grotto, a world-renowned expert in Public Health as Director in Cannovation Center Israel Ltd. and President of Green Vision Center Israel. Upon his appointment, Prof . Itamar Gruto was granted options under the 2018 Stock Incentive Plan (the “2018 Plan”) to purchase 2,356,420 shares of the Company’s common stock at per share exercise price of $0.05. The options vest over a three year period, in three annual instalments beginning on June 1, 2023 and thereafter on each subsequent anniversary, subject to his continued service to the Company.

On June 8, 2022, the Board also approved the issuance of 7,000,000 options to two service providers under the 2018 Plan. The options are exercisable at a per share price of $0.05. The options are scheduled to vest over a three year period, in twelve (12) equal installments, with the first instalment vesting on the third month anniversary of the date of grant and each further instalment on each subsequent third month anniversary, subject to such individual’s continued service with the Company. 1,166,667 options shall be accelerated upon uplisting to Nasdaq.

On  August 9, 2022, the Company’s board of directors determined to increase the number of shares reserved for issuance under the 2018 Plan by 90 million shares to a total of 180,000,000 shares of common stock thereunder and on August 12, 2022 the Company shareholders approved the same.

On August 9, 2022, the Board also determined to grant to the directors and officers set forth below options under the 2018 Plan. The options are exercisable at a per share price of $0.02 and through the seventh anniversary of the grant date, except in the case of Ora Elharar Soffer, the Company’s chief executive officer, the per share exercise price is 0.022 and the exercise period is five years from the date of grant. The options are scheduled to vest over a three year period, in twelve (12) equal installments, with the first instalment vesting on the third month anniversary of the date of grant and each further instalment on each subsequent third month anniversary, subject to such individual’s continued service with the Company. In the event of a change in control, the vesting schedule is accelerated and all unvested options vest.

Director/Officer	Number of Options
Ora Elharar Soffer (Chairperson, CEO)	47,128,400
Ilanit Halperin (Director, CFO)	18,851,360
Ilan Ben Ishay (Director)	18,851,360
Doron Birger (Director)	2,356,420
David Kretzmer (Director)	2,356,420

The terms relating to the options grants are included in stock option agreements under the 2018 Plan, . Amongst other things, the stock option agreements for selected service providers of Citrine Global, including our directors and officers, provide that the exercise price of the options that were awarded to date, shall remain unaffected by the implementation of a reverse stock split that the Company may implement; to avoid any doubt, such reverse stock split shall apply to the number of options shares issuable under such options. All other relevant terms of such shall continue in full force and effect and are such reverse stock split. Any and all tax implications rest solely with the optionee and not the Company.

The following table presents the Company’s stock option activity for employees and directors of the Company for the year ended September 30, 2022:

	Number of Options	Weighted Average Exercise Price ($)
Outstanding at December 31, 2021	23,628,962	0.05
Granted	98,900,380	0.021
Exercised	-	-
Forfeited or expired	-	-
Outstanding at September 30, 2022	122,529,342	0.026
Number of options exercisable at September 30, 2022	21,855,875	0.05

CITRINE GLOBAL, CORP.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

The stock options outstanding as of September 30, 2022, have been separated into exercise prices, as follows:

Exercise price	Stock options outstanding	Weighted average remaining contractual life – years	Stock options vested
	As of September 30, 2022
0.0011	46,762		46,762
0.02	42,415,560	2.86	-
0.022	47,128,400	2.86	-
0.05	23,582,200	0.42	21,225,780
0.05	9,356,420	4.67	583,333
	122,529,342	2.53	21,855,875

Compensation expense recorded by the Company in respect of its stock-based compensation awards for the nine and three months ended September 30, 2022 was $402 thousands and $335 thousands, respectively and are included in General and Administrative expenses in the Statements of Operations.

In determining the fair value of the options granted, the Company used the Black-Scholes option valuation method, with the following assumptions:

Dividend yield (%)	0%
Risk-free interest rate (%)	0.07% - 3.20%
Expected term (years)	5-7
Volatility	164.84% - 174.46%
Share price (U.S. dollars)	0.015 - 0.020
Exercise price (U.S. dollars)	0.02 – 0.05

NOTE 7 – STOCK OPTIONS

A.	On August 15, 2021, the Company’s board of directors determined to increase the number of shares reserved for issuance under the 2018 Stock Incentive Plan to 90,000,000 shares of common stock thereunder and recommended to the Company shareholders to approve the increase in the pool. The Board also determined to grant to each of Ilanit Halperin and David Kretzmer, directors of the Company, a grant of options to purchase 9,425,680 shares of common stock, and Doron Birger, a Company director, options to purchase 2,365,420 shares, in each case at per share exercise price of $0.05 per share, provided, that such grant is subject to approval by the shareholders of the increase in the plan pool. The options vest over a two year period, in eight (8) equal installments, with the first instalment vesting on the third month anniversary of each individual’s start date and each further instalment on each subsequent third month anniversary, where the start date is, in the case of Ilanit Halperin February 27, 2020, in the case of Doron Birger September 20, 2020 and in the case of David Kretzmer is March 1, 2021, subject to such individual’s continued service with the Company.

On December 29, 2021 the Company’s board of directors approved the grants of the options. The fair value at December 29, 2021 was determined using the Black-Scholes pricing model, assuming a risk free rate of 1.29%, a volatility factor of 152.1%, dividend yields of 0% and an expected life of 5 years. The Company estimated the fair value of each option granted at December 29, 2021 at $0.022, totaling $519 thousands. Total share based compensation expenses during the year ended December 31, 2021 amounted to $456 thousands. The remaining expense of $63 thousands will be recognized over a weighted average period of approximately 0.5 years.

The following table presents the Company’s stock option activity for employees and directors of the Company for the years ended December 31, 2021 and 2020:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2020	521,065	0.0011
Granted	-	-
Exercised	-	-
Forfeited or expired	(474,303)	0.0011
Outstanding at December 31, 2020	46,762	0.0011
Granted	23,582,200	0.05
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2021	23,628,962	0.05
Number of options exercisable at December 31, 2021	15,672,670	0.05

The intrinsic value of options outstanding and exercisable at December 31, 2021 totaled $1 thousand.

During 2020, an amount 28,222,082 shares were granted to a service provider and 1,411,104 shares were granted to the Chief Financial Officer, see note 6 above.

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS